Organization (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Major Subsidiaries, VIEs and VIEs' Subsidiaries

As of December 31, 2024, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Place of Incorporation	Date of Establishment/Acquisition	Effective interest held
Subsidiaries:
Beijing QIYI Century Science & Technology Co., Ltd. (“Beijing QIYI Century”)	Mainland China	March 8, 2010	100%
iQIYI HK Limited (“iQIYI HK”)	Hong Kong	April 14, 2011	100%
iQIYI Media Limited	Cayman	May 26, 2017	100%
iQIYI Film Group HK Limited	Hong Kong	June 12, 2017	100%
Beijing iQIYI Interactive Technology Co., Ltd.	Mainland China	January 31, 2019	100%
iQIYI International Singapore Pte, Ltd.	Singapore	February 11, 2020	100%

VIEs and VIEs’ subsidiaries:
Beijing iQIYI Science & Technology Co., Ltd. (“Beijing iQIYI”, formerly known as Beijing Xinlian Xinde Advertisement Media Co., Ltd.)	Mainland China	Acquired on November 23, 2011	Nil
Shanghai iQIYI Culture Media Co., Ltd. (“Shanghai iQIYI”)	Mainland China	December 19, 2012	Nil
Shanghai Zhong Yuan Network Co., Ltd. (“Shanghai Zhong Yuan”)	Mainland China	Acquired on May 11, 2013	Nil
Hainan iQIYI Culture Media Co., Ltd.	Mainland China	February 17, 2017	Nil

Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss

The carrying amounts of the assets, liabilities and the results of operations of the VIEs and VIEs’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	2,832,913	803,720	110,109
Short-term investments	333,191	738,561	101,182
Accounts receivable, net	2,061,497	2,117,491	290,095
Licensed copyrights, net	361,225	193,365	26,491
Prepayments and other assets	2,603,639	2,138,706	293,002
Total current assets	8,192,465	5,991,843	820,879
Non-current assets:
Fixed assets, net	600,586	607,502	83,227
Long-term investments	1,712,915	1,577,992	216,184
Licensed copyrights, net	1,951,329	1,656,880	226,992
Produced content, net	12,349,284	13,418,428	1,838,317
Operating lease assets	545,894	486,719	66,680
Goodwill	2,345,466	2,345,466	321,328
Others	745,107	1,156,455	158,434
Total non-current assets	20,250,581	21,249,442	2,911,162
Total assets	28,443,046	27,241,285	3,732,041
LIABILITIES
Third-party liabilities
Current liabilities:
Accounts and notes payable	3,197,634	3,422,348	468,860
Customer advances and deferred revenue	4,234,384	4,212,168	577,065
Short-term loans	2,292,845	1,433,031	196,324
Long-term loans, current portion	—	63,997	8,768
Operating lease liabilities, current portion	83,575	78,079	10,697
Accrued expenses and other liabilities	2,641,951	3,226,119	441,976
Total current liabilities	12,450,389	12,435,742	1,703,690
Non-current liabilities:
Long-term loans	—	935,455	128,157
Operating lease liabilities	485,139	433,549	59,396
Other non-current liabilities	1,037,634	980,001	134,260
Total non-current liabilities	1,522,773	2,349,005	321,813
Amounts due to the Company and its subsidiaries	21,712,172	19,093,453	2,615,792
Total liabilities	35,685,334	33,878,200	4,641,295

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Total revenues	26,966,013	29,783,468	27,576,488	3,777,963
Third-party revenues	26,781,187	29,432,773	27,218,410	3,728,907
Inter-Group revenues	184,826	350,695	358,078	49,056
Cost of revenues	(22,989,890)	(24,439,915)	(22,834,288)	(3,128,285)
Third-party cost of revenues	(15,746,144)	(16,776,185)	(14,847,818)	(2,034,143)
Inter-Group cost of revenues	(7,243,746)	(7,663,730)	(7,986,470)	(1,094,142)
Net income	334,414	824,015	492,482	67,470
Net cash provided by/(used for) operating activities	275,422	831,956	(2,024,567)	(277,365)
Net cash provided by/(used for) investing activities	547,231	251,794	(466,579)	(63,921)
Net cash provided by/(used for) financing activities	79,733	(141,212)	461,953	63,287